Commitment and Contingencies (Additional Information) (Detail) - USD ($) $ in Millions	1 Months Ended
	May 31, 2020	Sep. 30, 2019	Dec. 31, 2024
Commitments And Contingencies [Line Items]
Operating lease option to extend		renewal options at the election of the Company to renew or extend the lease
Operating lease existence of option to extend [true false]		true
Operating lease commencement month and year	2020-05
Operating lease expiration month and year	2026-08
Purchase Commitments
Commitments And Contingencies [Line Items]
Open purchase commitments			$ 32.8
San Jose, CA
Commitments And Contingencies [Line Items]
Tenant improvement allowance		$ 2.0
Operating lease commencement month and year		2020-04
Operating lease expiration month and year		2027-03
San Jose, CA | Standby Letters of Credit
Commitments And Contingencies [Line Items]
Letter of credit issued in lieu of a cash security deposit			0.3
Mexico
Commitments And Contingencies [Line Items]
Operating lease option to extend	renewal options at the election of the Company to renew or extend the lease
Operating lease existence of option to extend [true false]	true
Mexico | Standby Letters of Credit
Commitments And Contingencies [Line Items]
Letter of credit issued in lieu of a cash security deposit			$ 3.0